UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08340

Investment Company Act File Number

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
India — 91.6%
Auto Components — 0.6%
MRF, Ltd.	1,883	$1,447,268

		$1,447,268

Automobiles — 6.7%
Bajaj Auto, Ltd.	113,012	$4,827,621
Maruti Suzuki India, Ltd.	141,206	11,666,208

		$16,493,829

Banks — 15.6%
Axis Bank, Ltd.	1,338,952	$10,953,616
HDFC Bank, Ltd.	559,663	12,334,910
IndusInd Bank, Ltd.	401,745	7,226,683
RBL Bank, Ltd.(1)(2)	473,512	2,073,126
Yes Bank, Ltd.	290,998	5,505,664

		$38,093,999

Beverages — 0.8%
United Breweries, Ltd.	139,855	$1,902,147

		$1,902,147

Biotechnology — 1.3%
Biocon, Ltd.	219,711	$3,090,126

		$3,090,126

Building Products — 0.7%
Kajaria Ceramics, Ltd.	82,689	$1,725,017

		$1,725,017

Capital Markets — 1.4%
Credit Analysis & Research, Ltd.	163,539	$3,378,186

		$3,378,186

Chemicals — 5.1%
Asian Paints, Ltd.	203,002	$3,541,784
Bayer CropScience, Ltd./India	32,679	2,175,628
Castrol India, Ltd.	285,075	2,040,135
UPL, Ltd.	469,941	4,777,786

		$12,535,333

Construction & Engineering — 1.3%
Voltas, Ltd.	543,645	$3,102,988

		$3,102,988

Construction Materials — 3.7%
Century Textiles & Industries, Ltd.	181,003	$2,569,276
Dalmia Bharat, Ltd.	78,403	2,206,160
Grasim Industries, Ltd. GDR(3)	58,360	4,227,875

		$9,003,311

Consumer Finance — 7.7%
Bajaj Finance, Ltd.	339,660	$5,441,281
Bharat Financial Inclusion, Ltd.(2)	166,217	2,207,725
Mahindra & Mahindra Financial Services, Ltd.	1,154,470	6,349,428
Muthoot Finance, Ltd.	902,592	4,755,006

		$18,753,440

Security	Shares	Value
Diversified Financial Services — 0.5%
Bajaj Holdings & Investment, Ltd.	44,439	$1,271,802

		$1,271,802

Food Products — 1.5%
Britannia Industries, Ltd.	74,570	$3,778,058

		$3,778,058

Hotels, Restaurants & Leisure — 1.1%
Indian Hotels Co., Ltd. (The)	1,292,949	$2,570,491

		$2,570,491

Household Durables — 2.9%
Crompton Greaves Consumer Electricals, Ltd.(2)	2,073,923	$4,816,933
Whirlpool of India, Ltd.(2)	145,630	2,233,087

		$7,050,020

Industrial Conglomerates — 1.6%
Siemens, Ltd.	213,676	$3,985,616

		$3,985,616

Internet Software & Services — 0.5%
Info Edge India, Ltd.	100,934	$1,286,781

		$1,286,781

IT Services — 11.9%
HCL Technologies, Ltd.	260,440	$3,133,789
Infosys, Ltd.	1,190,006	18,467,059
Tata Consultancy Services, Ltd.	204,124	7,464,020

		$29,064,868

Machinery — 3.0%
Eicher Motors, Ltd.	8,590	$3,218,777
Escorts, Ltd.	637,650	3,599,280
Thermax, Ltd.	43,174	551,728

		$7,369,785

Metals & Mining — 0.7%
Hindustan Zinc, Ltd.	468,774	$1,656,618

		$1,656,618

Oil, Gas & Consumable Fuels — 4.0%
Coal India, Ltd.	983,497	$4,775,859
Indian Oil Corp., Ltd.	573,138	5,040,259

		$9,816,118

Personal Products — 4.1%
Colgate-Palmolive (India), Ltd.	220,758	$3,232,045
Emami, Ltd.	206,931	3,615,215
Procter & Gamble Hygiene & Health Care, Ltd.	30,087	3,072,212

		$9,919,472

Pharmaceuticals — 6.9%
Abbott India, Ltd.	34,916	$2,480,361
Aurobindo Pharma, Ltd.	569,890	7,349,864
Cipla, Ltd.	535,500	4,670,017
Dr. Reddy’s Laboratories, Ltd.	51,297	2,391,818

		$16,892,060

Real Estate Management & Development — 0.4%
Prestige Estates Projects, Ltd.	325,464	$939,148

		$939,148

Security	Shares	Value
Road & Rail — 1.0%
Container Corp. of India, Ltd.	123,638	$2,555,508

		$2,555,508

Textiles, Apparel & Luxury Goods — 1.2%
Titan Co., Ltd.	509,137	$3,044,268

		$3,044,268

Thrifts & Mortgage Finance — 2.5%
Housing Development Finance Corp., Ltd.	293,927	$6,171,756

		$6,171,756

Tobacco — 2.9%
ITC, Ltd.	1,951,485	$7,109,532

		$7,109,532

Total India (identified cost $196,317,952)		$224,007,545

United States — 2.6%
IT Services — 2.6%
Cognizant Technology Solutions Corp., Class A(2)	136,688	$6,521,384

		$6,521,384

Total United States (identified cost $7,431,535)		$6,521,384

Total Common Stocks (identified cost $203,749,487)		$230,528,929

Short-Term Investments — 1.4%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/3/16	$3,301	$3,301,319

Total Short-Term Investments (identified cost $3,301,319)		$3,301,319

Total Investments — 95.6% (identified cost $207,050,806)		$233,830,248

Other Assets, Less Liabilities — 4.4%		$10,804,869

Net Assets — 100.0%		$244,635,117

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $2,073,126 or 0.8% of the Portfolio’s net assets.

(2)	Non-income producing security.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, the aggregate value of these securities is $4,227,875 or 1.7% of the Portfolio’s net assets.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Equity Futures
SGX CNX Nifty Index	779	Long	Oct-16	$13,584,420	$13,478,258	$(106,162)

						$(106,162)

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

GDR	-	Global Depositary Receipt

At September 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2016, the Portfolio entered into equity index futures contracts to manage cash flows.

At September 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $106,162.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$211,142,621

Gross unrealized appreciation	$26,382,644
Gross unrealized depreciation	(3,695,017)

Net unrealized appreciation	$22,687,627

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$—	$30,605,876		$—	$30,605,876
Consumer Staples	—	22,709,209		—	22,709,209
Energy	—	9,816,118		—	9,816,118
Financials	2,073,126	65,596,057		—	67,669,183
Health Care	—	19,982,186		—	19,982,186
Industrials	—	18,738,914		—	18,738,914
Information Technology	6,521,384	30,351,649		—	36,873,033
Materials	4,227,875	18,967,387		—	23,195,262
Real Estate	—	939,148		—	939,148
Total Common Stocks	$12,822,385	$217,706,544	(1)	$—	$230,528,929
Short-Term Investments	$—	$3,301,319		$—	$3,301,319
Total Investments	$12,822,385	$221,007,863		$—	$233,830,248

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$(106,162)	$—	$(106,162)
Total	$—	$(106,162)	$—	$(106,162)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Investment Advisory and Other Changes

In September 2016, the Board of Trustees of the Portfolio approved (i) the appointment of a new sub-adviser, Goldman Sachs Asset Management International (GSAMI), to manage the Portfolio’s assets on an interim basis, and the related interim sub-advisory agreement and (ii) a fee reduction agreement with Boston Management and Research (BMR) to lower the contractual investment advisory fee at current asset levels to coincide with the implementation of the interim sub-advisory agreement. These changes became effective on September 15, 2016. The Board also approved (i) the longer-term appointment of GSAMI and the adoption of a new sub-advisory agreement so that GSAMI may serve as sub-adviser to the Portfolio on an uninterrupted basis following the expiration of the interim sub-advisory agreement and (ii) a change in the Portfolio’s diversification status from diversified to non-diversified, subject to shareholder approval.

The Board of Trustees of Eaton Vance Special Investment Trust, on behalf of Eaton Vance Greater India Fund (the Fund), also approved (i) a change in the Fund’s diversification status from diversified to non-diversified, (ii) an investment advisory agreement between the Fund and BMR, and (iii) an investment sub-advisory agreement between BMR and GSAMI with respect to the Fund, all subject to shareholder approval.

The special meeting of shareholders on November 17, 2016 to approve the foregoing changes was adjourned to December 16, 2016.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016